Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total		$ 1,161	$ 891
Less: Accumulated depreciation		(453)	(246)
Property and equipment, net	$ 739	708	645
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total		35	35
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total		843	610
Office furniture
Property, Plant and Equipment [Line Items]
Total		42	27
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total		$ 241	$ 219